Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity Emerging Markets Multifactor ETF - Fidelity Emerging Markets Multifactor ETF	Mar. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Feb. 26, 2019
Annual Return 2020	7.42%
Annual Return 2021	(3.10%)
Annual Return 2022	(12.19%)
Annual Return 2023	16.67%
Annual Return 2024	10.19%